UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549


                                    FORM 10-D

                               ASSET-BACKED ISSUER
              DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from:
 February 28, 2007 to March 26, 2007

 Commission File Number of issuing entity: 333-140247-01

 Bear Stearns Mortgage Funding Trust 2007-AR2
 (Exact name of issuing entity as specified in its charter)

 Commission File Number of depositor:  333-140247

 Structured Asset Mortgage Investments II Inc.
 (Exact name of depositor as specified in its charter)

 EMC Mortgage Corporation
 (Exact name of sponsor as specified in its charter)

 New York
 (State or other jurisdiction of incorporation or organization of the issuing entity)

 54-2198906
 54-2198907
 54-2198908
 54-6737512
 (I.R.S. Employer Identification No.)

 c/o Wells Fargo Bank, N.A.
 9062 Old Annapolis Road
 Columbia, MD                                                    21045
 (Address of principal executive offices of the issuing entity)  (Zip Code)

 (410) 884-2000
 (Telephone number, including area code)

 Not Applicable
 (Former name, former address, if changed since last report)


                                   Registered/reporting
                                   pursuant to (check one)

  Title of                         Section  Section  Section   Name of Exchange
  Class                            12(b)    12(g)    15(d)     (If Section 12(b))

  A-1                              _____    _____    __X___    ____________
  A-2                              _____    _____    __X___    ____________
  A-3                              _____    _____    __X___    ____________
  B-1                              _____    _____    __X___    ____________
  B-2                              _____    _____    __X___    ____________
  B-3                              _____    _____    __X___    ____________
  B-4                              _____    _____    __X___    ____________
  B-5                              _____    _____    __X___    ____________
  XP                               _____    _____    __X___    ____________
  B-IO                             _____    _____    __X___    ____________
  R                                _____    _____    __X___    ____________
  R-X                              _____    _____    __X___    ____________


 Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
    Yes __X__  No ____

 Part I - DISTRIBUTION INFORMATION

 Item 1. Distribution and Pool Performance Information

 On March 26, 2007 a distribution was made to holders of Bear Stearns Mortgage Funding Trust 2007-AR2.

 The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(b), Exhibit 99.1 for the related information.


 Part II - OTHER INFORMATION

 Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of Bear Stearns Mortgage Funding Trust 2007-AR2, relating to the March 26, 2007 distribution.


    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.


 SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

 Bear Stearns Mortgage Funding Trust 2007-AR2
 (Issuing Entity)


 EMC Mortgage Corporation
 (Servicer)

 /s/ Mark Novachek
 Mark Novachek, Senior Vice President

 Date: April 9, 2007

EXHIBIT INDEX

 Exhibit Number  Description

 EX-99.1 Monthly report distributed to holders of Bear Stearns Mortgage Funding Trust 2007-AR2, relating to the March 26, 2007 distribution.



 EX-99.1


Bear Stearns Mortgage Funding
Mortgage Pass-Through Certificates



Distribution Date:       3/26/2007


Bear Stearns Mortgage Funding
Mortgage Pass-Through Certificates
Series 2007-AR2


Contact: Customer Service - SecuritiesLink
         Wells Fargo Bank, N.A.
         Securities Administration Services
         7485 New Horizon Way
         Frederick, MD 21703
         www.ctslink.com
         Telephone: (301) 846-8130
         Fax:       (301) 815-6660







                                         Certificateholder Distribution Summary

        Class                   CUSIP           Record           Certificate           Beginning                Interest
                                                  Date          Pass-Through         Certificate            Distribution
                                                                        Rate             Balance
         A-1                07401TAA4       03/23/2007              5.49000%      430,916,000.00            1,708,581.94
         A-2                07401TAB2       03/23/2007              5.52000%      215,458,000.00              858,959.23
         A-3                07401TAC0       03/23/2007              5.55000%       71,820,000.00              287,878.50
         B-1                07401TAD8       03/23/2007              5.68000%       29,240,000.00              119,948.98
         B-2                07401TAE6       03/23/2007              5.87000%       15,622,000.00               66,228.60
         B-3                07401TAF3       03/23/2007              6.72000%       11,616,000.00               56,376.32
         B-4                07401TAG1       03/23/2007              7.47000%        4,006,000.00               20,285.54
         B-5                07401TAH9       02/28/2007              7.47000%       16,022,000.00               81,132.04
         XP                 07401TAJ5       02/28/2007              0.00000%                0.00                7,016.68
        B-IO                07401TAK2       02/28/2007              0.00000%        6,408,419.32              857,253.46
          R                 07401TAL0       02/28/2007              0.00000%                0.00                    0.00
         R-X                07401TAM8       02/28/2007              0.00000%                0.00                    0.00

Totals                                                                            801,108,419.32            4,063,661.29


                                Certificateholder Distribution Summary (continued)

       Class                 Principal            Current             Ending             Total         Cumulative
                          Distribution           Realized        Certificate      Distribution           Realized
                                                     Loss            Balance                               Losses
        A-1                       0.00               0.00     430,916,000.00      1,708,581.94               0.00
        A-2                       0.00               0.00     215,458,000.00        858,959.23               0.00
        A-3                       0.00               0.00      71,820,000.00        287,878.50               0.00
        B-1                       0.00               0.00      29,240,000.00        119,948.98               0.00
        B-2                       0.00               0.00      15,622,000.00         66,228.60               0.00
        B-3                       0.00               0.00      11,616,000.00         56,376.32               0.00
        B-4                       0.00               0.00       4,007,326.83         20,285.54               0.00
        B-5                       0.00               0.00      16,027,306.65         81,132.04               0.00
        XP                        0.00               0.00               0.00          7,016.68               0.00
       B-IO                       0.00               0.00       7,160,183.09        857,253.46               0.00
         R                        0.00               0.00               0.00              0.00               0.00
        R-X                       0.00               0.00               0.00              0.00               0.00

Totals                            0.00               0.00     801,866,816.57      4,063,661.29               0.00


This report has been compiled from information provided to Wells Fargo Bank, N.A., by various third parties, which may include the Servicer, Master Servicer, Special Servicer and others.
Wells Fargo Bank, N.A., has not independently confirmed the accuracy of information received from these third parties and assumes no duty to do so. Wells Fargo Bank, N.A., expressly disclaims any responsibility for the accuracy or completeness of information furnished by third parties.



                                               Principal Distribution Statement

       Class                  Original          Beginning        Scheduled         UnScheduled       Accretion        Realized
                                  Face        Certificate        Principal           Principal                            Loss
                                Amount            Balance     Distribution        Distribution
        A-1             430,916,000.00     430,916,000.00             0.00                0.00            0.00            0.00
        A-2             215,458,000.00     215,458,000.00             0.00                0.00            0.00            0.00
        A-3              71,820,000.00      71,820,000.00             0.00                0.00            0.00            0.00
        B-1              29,240,000.00      29,240,000.00             0.00                0.00            0.00            0.00
        B-2              15,622,000.00      15,622,000.00             0.00                0.00            0.00            0.00
        B-3              11,616,000.00      11,616,000.00             0.00                0.00            0.00            0.00
        B-4               4,006,000.00       4,006,000.00             0.00                0.00            0.00            0.00
        B-5              16,022,000.00      16,022,000.00             0.00                0.00            0.00            0.00
         XP                       0.00               0.00             0.00                0.00            0.00            0.00
        B-IO              6,408,419.32       6,408,419.32             0.00                0.00            0.00            0.00
         R                        0.00               0.00             0.00                0.00            0.00            0.00
        R-X                       0.00               0.00             0.00                0.00            0.00            0.00

Totals                  801,108,419.32     801,108,419.32             0.00                0.00            0.00            0.00


                                Principal Distribution Statement (continued)

        Class                       Total             Ending            Ending               Total
                                Principal        Certificate       Certificate           Principal
                                Reduction            Balance        Percentage        Distribution
         A-1                         0.00     430,916,000.00        1.00000000                0.00
         A-2                         0.00     215,458,000.00        1.00000000                0.00
         A-3                         0.00      71,820,000.00        1.00000000                0.00
         B-1                         0.00      29,240,000.00        1.00000000                0.00
         B-2                         0.00      15,622,000.00        1.00000000                0.00
         B-3                         0.00      11,616,000.00        1.00000000                0.00
         B-4                         0.00       4,007,326.83        1.00033121                0.00
         B-5                         0.00      16,027,306.65        1.00033121                0.00
          XP                         0.00               0.00        0.00000000                0.00
         B-IO                        0.00       7,160,183.09        1.11730877                0.00
          R                          0.00               0.00        0.00000000                0.00
         R-X                         0.00               0.00        0.00000000                0.00

Totals                               0.00     801,866,816.57        1.00094668                0.00



                                          Principal Distribution Factors Statement

       Class                Original              Beginning             Scheduled           UnScheduled           Accretion
                                Face            Certificate             Principal             Principal
                              Amount                Balance          Distribution          Distribution
        A-1           430,916,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        A-2           215,458,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        A-3            71,820,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-1            29,240,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-2            15,622,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-3            11,616,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-4             4,006,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
        B-5            16,022,000.00          1000.00000000            0.00000000            0.00000000          0.00000000
         XP                     0.00             0.00000000            0.00000000            0.00000000          0.00000000
        B-IO            6,408,419.32          1000.00000000            0.00000000            0.00000000          0.00000000
         R                      0.00             0.00000000            0.00000000            0.00000000          0.00000000
        R-X                     0.00             0.00000000            0.00000000            0.00000000          0.00000000


                                    Principal Distribution Factors Statement (continued)

       Class                Realized                  Total                Ending                 Ending               Total
                                Loss              Principal           Certificate            Certificate           Principal
                                                  Reduction               Balance             Percentage        Distribution
        A-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        A-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        A-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-1               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-2               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-3               0.00000000             0.00000000         1000.00000000             1.00000000          0.00000000
        B-4               0.00000000             0.00000000         1000.33121068             1.00033121          0.00000000
        B-5               0.00000000             0.00000000         1000.33121021             1.00033121          0.00000000
         XP               0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
        B-IO              0.00000000             0.00000000         1117.30876718             1.11730877          0.00000000
         R                0.00000000             0.00000000            0.00000000             0.00000000          0.00000000
        R-X               0.00000000             0.00000000            0.00000000             0.00000000          0.00000000


NOTE: All classes per $1,000 denomination.



                                                 Interest Distribution Statement

        Class             Accrual          Accrual         Current          Beginning             Current            Payment of
                           Dates            Days       Certificate       Certificate/             Accrued        Unpaid Interest
                                                              Rate           Notional            Interest          Shortfall (1)
                                                                              Balance
         A-1         02/28/07 - 03/25/07     26           5.49000%     430,916,000.00        1,708,581.94                   0.00
         A-2         02/28/07 - 03/25/07     26           5.52000%     215,458,000.00          858,959.23                   0.00
         A-3         02/28/07 - 03/25/07     26           5.55000%      71,820,000.00          287,878.50                   0.00
         B-1         02/28/07 - 03/25/07     26           5.68000%      29,240,000.00          119,948.98                   0.00
         B-2         02/28/07 - 03/25/07     26           5.87000%      15,622,000.00           66,228.60                   0.00
         B-3         02/28/07 - 03/25/07     26           6.72000%      11,616,000.00           56,376.32                   0.00
         B-4         02/28/07 - 03/25/07     26           7.47000%       4,006,000.00           21,612.37                   0.00
         B-5         02/28/07 - 03/25/07     26           7.47000%      16,022,000.00           86,438.69                   0.00
         XP                          N/A     N/A          0.00000%               0.00                0.00                   0.00
        B-IO                         N/A     N/A          0.00000%       6,408,419.32                0.00                   0.00
          R                          N/A     N/A          0.00000%               0.00                0.00                   0.00
         R-X                         N/A     N/A          0.00000%               0.00                0.00                   0.00

Totals                                                                                       3,206,024.63                   0.00



                                       Interest Distribution Statement (continued)

        Class                  Current      Non-Supported              Total          Remaining                   Ending
                              Interest           Interest           Interest    Unpaid Interest             Certificate/
                          Shortfall(1)          Shortfall       Distribution       Shortfall(1)                 Notional
                                                                                                                 Balance
         A-1                      0.00               0.00       1,708,581.94               0.00           430,916,000.00
         A-2                      0.00               0.00         858,959.23               0.00           215,458,000.00
         A-3                      0.00               0.00         287,878.50               0.00            71,820,000.00
         B-1                      0.00               0.00         119,948.98               0.00            29,240,000.00
         B-2                      0.00               0.00          66,228.60               0.00            15,622,000.00
         B-3                      0.00               0.00          56,376.32               0.00            11,616,000.00
         B-4                      0.00               0.00          20,285.54               0.00             4,007,326.83
         B-5                      0.00               0.00          81,132.04               0.00            16,027,306.65
         XP                       0.00               0.00           7,016.68               0.00                     0.00
        B-IO                      0.00               0.00         857,253.46               0.00             7,160,183.09
          R                       0.00               0.00               0.00               0.00                     0.00
         R-X                      0.00               0.00               0.00               0.00                     0.00

Totals                            0.00               0.00       4,063,661.29               0.00

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

                                          Interest Distribution Factors Statement

       Class                  Original          Current              Beginning                 Current          Payment of
                                  Face      Certificate            Certificate/                Accrued      Unpaid Interest
                                Amount             Rate                Notional               Interest        Shortfall (1)
                                                                        Balance
        A-1             430,916,000.00         5.49000%           1000.00000000             3.96500000           0.00000000
        A-2             215,458,000.00         5.52000%           1000.00000000             3.98666668           0.00000000
        A-3              71,820,000.00         5.55000%           1000.00000000             4.00833333           0.00000000
        B-1              29,240,000.00         5.68000%           1000.00000000             4.10222230           0.00000000
        B-2              15,622,000.00         5.87000%           1000.00000000             4.23944437           0.00000000
        B-3              11,616,000.00         6.72000%           1000.00000000             4.85333333           0.00000000
        B-4               4,006,000.00         7.47000%           1000.00000000             5.39500000           0.00000000
        B-5              16,022,000.00         7.47000%           1000.00000000             5.39500000           0.00000000
         XP                       0.00         0.00000%              0.00000000             0.00000000           0.00000000
        B-IO              6,408,419.32         0.00000%           1000.00000000             0.00000000           0.00000000
         R                        0.00         0.00000%              0.00000000             0.00000000           0.00000000
        R-X                       0.00         0.00000%              0.00000000             0.00000000           0.00000000

                                      Interest Distribution Factors Statement (continued)

     Class                   Current          Non-Supported                 Total       Remaining Unpaid               Ending
                            Interest               Interest              Interest               Interest          Certificate/
                        Shortfall(1)              Shortfall          Distribution           Shortfall(1)              Notional
                                                                                                                       Balance
        A-1               0.00000000             0.00000000            3.96500000             0.00000000         1000.00000000
        A-2               0.00000000             0.00000000            3.98666668             0.00000000         1000.00000000
        A-3               0.00000000             0.00000000            4.00833333             0.00000000         1000.00000000
        B-1               0.00000000             0.00000000            4.10222230             0.00000000         1000.00000000
        B-2               0.00000000             0.00000000            4.23944437             0.00000000         1000.00000000
        B-3               0.00000000             0.00000000            4.85333333             0.00000000         1000.00000000
        B-4               0.00000000             0.00000000            5.06378932             0.00000000         1000.33121068
        B-5               0.00000000             0.00000000            5.06378979             0.00000000         1000.33121021
        XP                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
       B-IO               0.00000000             0.00000000          133.76987634             0.00000000         1117.30876718
         R                0.00000000             0.00000000            0.00000000             0.00000000            0.00000000
        R-X               0.00000000             0.00000000            0.00000000             0.00000000            0.00000000

(1) Amount also includes Coupon Cap or Basis Risk Shortfalls,if applicable.

NOTE: All classes per $1,000 denomination.


                                        Certificateholder Account Statement

                                                CERTIFICATE ACCOUNT

Beginning Balance                                                                                              0.00

Deposits
     Payments of Interest and Principal                                                                4,199,841.95
     Reserve Funds and Credit Enhancements                                                                     0.00
     Proceeds from Repurchased Loans                                                                           0.00
     Servicer Advances                                                                                   111,154.58
     Gains & Subsequent Recoveries (Realized Losses)                                                           0.00
     Prepayment Penalties                                                                                  7,016.68
     Swap/Cap Payments                                                                                         0.00
Total Deposits                                                                                         4,318,013.21

Withdrawals
     Swap Payments                                                                                             0.00
     Reserve Funds and Credit Enhancements                                                                     0.00
     Total Administration Fees                                                                           254,351.92
     Payment of Interest and Principal                                                                 4,063,661.29
Total Withdrawals (Pool Distribution Amount)                                                           4,318,013.21

Ending Balance                                                                                                 0.00


Servicer Advances are calculated as delinquent scheduled principal and interest.





                                PREPAYMENT/CURTAILMENT INTEREST SHORTFALL
Total Prepayment/Curtailment Interest Shortfall                                                      0.00
Servicing Fee Support                                                                                0.00

Non-Supported Prepayment/Curtailment Interest Shortfall                                              0.00


                                        ADMINISTRATION FEES
Gross Servicing Fee*                                                                    250,346.38
Trustee Fee - Wells Fargo Bank, N.A.                                                      4,005.54
Supported Prepayment/Curtailment Interest Shortfall                                           0.00

Total Administration Fees                                                               254,351.92

*Servicer Payees include: EMC MORTGAGE CORPORATION


                                                   Reserve and Guaranty Funds

                                       Account Name           Beginning             Current           Current             Ending
                                                                Balance         Withdrawals          Deposits            Balance
                                       Reserve Fund                0.00                0.00              0.00               0.00
                  Adjustable Rate Supplemental Fund           25,000.00                0.00              0.00          25,000.00
                           Class XP Reserve Account                0.00            7,016.68          7,016.68               0.00
                                                           Hedge Funds

                                       Account Name                            Funds In (A)      Funds Out(B)  Net Amount(A - B)

    Corridor Contract Payment # 5283837 / 5283838 *                                    0.00              0.00               0.00
    Corridor Contract Payment # 5283872 / 5283873 *                                    0.00              0.00               0.00
    Corridor Contract Payment # 5283878 / 5283879 *                                    0.00              0.00               0.00
    Corridor Contract Payment # 5283884 / 5283885 *                                    0.00              0.00               0.00
    Corridor Contract Payment # 5283890 / 5283891 *                                    0.00              0.00               0.00
    Corridor Contract Payment # 5283898 / 5283899 *                                    0.00              0.00               0.00

NOTE: * Corridor Counterparty: ABN AMRO BANK N.V.


                                                          Collateral Statement

                                                                            Total
 Collateral Description                                                 Mixed ARM
 Weighted Average Coupon Rate                                            7.593569
 Weighted Average Net Rate                                               7.218569
 Weighted Average Pass-Through Rate                                      7.212569
 Weighted Average Remaining Term                                              359
 Principal And Interest Constant                                     3,063,293.51
 Beginning Loan Count                                                       2,049
 Loans Paid in Full                                                             3
 Ending Loan Count                                                          2,046
 Beginning Scheduled Balance                                       801,108,419.32
 Ending Scheduled Balance                                          801,866,816.57
 Actual Ending Collateral Balance                                  800,100,071.63
 Scheduled Principal                                               (2,006,100.07)
 Unscheduled Principal                                               1,247,702.82
 Scheduled Interest                                                  5,069,393.58
 Servicing Fees                                                        250,346.38
 Master Servicing Fees                                                       0.00
 Trustee Fee                                                             4,005.54
 FRY Amount                                                                  0.00
 Special Hazard Fee                                                          0.00
 Other Fee                                                                   0.00
 Pool Insurance Fee                                                          0.00
 Spread 1                                                                    0.00
 Spread 2                                                                    0.00
 Spread 3                                                                    0.00
 Net Interest                                                        4,815,041.66
 Realized Loss Amount                                                        0.00
 Cumulative Realized Loss                                                    0.00
 Percentage of Cumulative Losses                                           0.0000
 Prepayment Penalty Waived Amount                                            0.00
 Prepayment Penalty Waived Count                                                0
 Prepayment Penalty Paid Amount                                          7,016.68
 Prepayment Penalty Paid Count                                                  1
 Special Servicing Fee                                                       0.00


                            Additional Reporting - Deal Level



                                 Informational Reporting
Net Deferred Interest                                                          758,397.25
Net Deferred Interest Class A-1                                                      0.00
Net Deferred Interest Class A-2                                                      0.00
Net Deferred Interest Class A-3                                                      0.00
Net Deferred Interest Class B-1                                                      0.00
Net Deferred Interest Class B-2                                                      0.00
Net Deferred Interest Class B-3                                                      0.00
Net Deferred Interest Class B-4                                                  1,326.83
Net Deferred Interest Class B-5                                                  5,306.65
Credit Enhancement Percentage                                                  10.434752%
Three Month Rolling DLQ Average                                                 0.000000%


                                   Structural Reporting
Overcollateralization Amount                                                 7,160,183.09
Overcollateralization Deficiency                                                     0.00
Overcollateralization Release                                                        0.00
Overcollateralization Target Amount                                          6,408,867.35
Excess Spread                                                                  857,253.46
Extra Principal Distribution Amount                                                  0.00


                                 Trigger Event Reporting
Cumulative Loss Test
     Trigger Result                                                                  Pass
     Threshold Value                                                           99.000000%
     Calculated Value                                                           0.000000%
Delinquency Test
     Trigger Result                                                                  Pass
     Threshold Value                                                            2.820050%
     Calculated Value                                                           0.000000%
Trigger Event
     Trigger Result                                                                  Pass


                                                  Delinquency Status

             DELINQUENT          BANKRUPTCY           FORECLOSURE         REO                  Total

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0                    0                   0                    0
                                 0.00                 0.00                0.00                 0.00

30 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

60 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

90 Days      0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

120 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

150 Days     0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

180+ Days    0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

Totals       0                   0                    0                   0                    0
             0.00                0.00                 0.00                0.00                 0.00

             No. of Loans        No. of Loans         No. of Loans        No. of Loans         No. of Loans
             Actual Balance      Actual Balance       Actual Balance      Actual Balance       Actual Balance
0-29 Days                        0.000000%            0.000000%           0.000000%            0.000000%
                                 0.000000%            0.000000%           0.000000%            0.000000%

30 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

60 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

90 Days      0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

120 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

150 Days     0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

180+ Days    0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%

Totals       0.000000%           0.000000%            0.000000%           0.000000%            0.000000%
             0.000000%           0.000000%            0.000000%           0.000000%            0.000000%



Current Period Class A Insufficient Funds                                                                  0.00
Principal Balance of Contaminated Properties                                                               0.00
Periodic Advance                                                                                     111,154.58






                REO Detail - All Mortgage Loans in REO during Current Period


  Summary - No REO Information to report this period.




                  REO Loan Detail - All Mortgage Loans in REO during Current Period

                                               Month
                                                Loan            First                                               Original
                              Loan           Entered          Payment                             LTV at           Principal
       Group                Number               REO             Date           State        Origination             Balance


                                  No REO Loans this Period


              REO Loan Detail - All Mortgage Loans in REO during Current Period (continued)

                                               Current           Paid                           Current          Approximate
                              Loan              Actual             To          Months              Loan           Delinquent
       Group                Number             Balance           Date      Delinquent              Rate             Interest

                                        No REO Loans this Period



              Foreclosure Detail - All Mortgage Loans in Foreclosure during Current Period

  Summary - No Foreclosure Information to report this period.



           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period

                                                  Month
                                                   Loan              First                                            Original
                                  Loan          Entered            Payment                            LTV at         Principal
        Group                   Number               FC               Date          State        Origination           Balance

                                       No Foreclosure Loans this Period


           Foreclosure Loan Detail - All Mortgage Loans in Foreclosure during Current Period (continued)

                                                 Current              Paid                        Current          Approximate
                                   Loan           Actual                To         Months            Loan           Delinquent
        Group                    Number          Balance              Date     Delinquent            Rate             Interest

                                     No Foreclosure Loans this Period




              Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period



  Summary - No Bankruptcy Information to report this period.



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period

         Group                      Loan     Month Loan          First        State            LTV at           Original
                                  Number        Entered        Payment                     Origination         Principal
                                             Bankruptcy           Date                                           Balance

                                              No Bankruptcy Loans this Period



           Bankruptcy Detail - All Mortgage Loans in Bankruptcy during Current Period (continued)

        Group                     Loan            Current        Paid To       Months          Current       Approximate
                                Number             Actual           Date    Delinquent       Loan Rate        Delinquent
                                                  Balance                                                       Interest

                                              No Bankruptcy Loans this Period


               Realized Loss Detail Report - Loans with Losses during Current Period


Summary
                                   # Loans              Prior          Realized            Current
                                      with             Actual       Loss/(Gain)               Loss
         Group                      Losses            Balance            Amount         Percentage
         Total                           0               0.00              0.00             0.000%



               Realized Loss Loan Detail Report - Loans With Losses during Current Period

                                                  Original          Current
                                  Loan           Principal             Note                          LTV at         Original
       Group                    Number             Balance             Rate           State     Origination             Term

                                                    No Losses this Period


              Realized Loss Loan Detail Report - Loans With Losses during Current Period (continued)

                                                    Prior                           Cumulative
                                  Loan             Actual          Realized           Realized
       Group                    Number            Balance       Loss/(Gain)        Loss/(Gain)

                                     No Losses this Period

                                                   Realized Loss Report - Collateral


    Summary - No Realized Loss Information to report this period.

Calculation Methodology:
Monthly Default Rate (MDR): sum(Beg Scheduled Balance of Liquidated Loans)/ sum(Beg Scheduled Balance).
Conditional Default Rate (CDR): 1-((1-MDR)^12)
SDA Standard Default Assumption: If WAS is less than or equal to 30 then CDR / (WAS * 0.02) else if WAS is greater than 30 and less than or equal to 60 then CDR / 0.6 else if WAS is greater than 60 and less than or equal to 120 then CDR / (0.6 -
((WAS - 60) * 0.0095)) else if WAS is greater than 120 then CDR / 0.03
Loss Severity Approximation for current period: sum(Realized Loss Amount)/sum(Beg Scheduled Balance of Liquidated Loans).
Includes losses on loans liquidating in the current period only.











                     Prepayment Penalty Detail - Prepayment Penalty Paid during Current Period


                                                                                 Prepayment            Prepayment
 Summary                                  Loan                 Prior                Penalty               Penalty
                                         Count               Balance                 Amount                Waived
 Total                                       1            572,286.24               7,016.68                  0.00

               Prepayment Penalty Loan Detail - Prepayment Penalty Paid during Current Period

                                           Paid In                            Prepayment         Prepayment
                              Loan            Full             Prior             Penalty            Penalty
        Group               Number            Date           Balance              Amount             Waived
       Summary          0018013672      02/12/2007        572,286.24            7,016.68               0.00

                                                     Prepayment Rates

  Summary
     SMM                                   CPR                                      PSA
     Current Month            0.155%       Current Month              1.848%        Current Month                 836.131%
     3 Month Average          0.000%       3 Month Average            0.000%        3 Month Average                 0.000%
     12 Month Average         0.000%       12 Month Average           0.000%        12 Month Average                0.000%


                CPR: Current vs. 12mo Average*                               PSA: Current vs. 12mo Average*
          Month        Current        12mo Avg.                        Month        Current        12mo Avg.



         Apr-2006          N/A           N/A                          Apr-2006          N/A           N/A
         May-2006          N/A           N/A                          May-2006          N/A           N/A
         Jun-2006          N/A           N/A                          Jun-2006          N/A           N/A
         Jul-2006          N/A           N/A                          Jul-2006          N/A           N/A
         Aug-2006          N/A           N/A                          Aug-2006          N/A           N/A
         Sep-2006          N/A           N/A                          Sep-2006          N/A           N/A
         Oct-2006          N/A           N/A                          Oct-2006          N/A           N/A
         Nov-2006          N/A           N/A                          Nov-2006          N/A           N/A
         Dec-2006          N/A           N/A                          Dec-2006          N/A           N/A
         Jan-2007          N/A           N/A                          Jan-2007          N/A           N/A
         Feb-2007          N/A           N/A                          Feb-2007          N/A           N/A
         Mar-2007       1.848%           N/A                          Mar-2007     836.131%           N/A

     *The text reported in the above table is presented        *The text reported in the above table is presented
     graphically on the monthly bond remittance report. The    graphically on the monthly bond remittance report. The
     monthly bond remittance report can be viewed online at    monthly bond remittance report can be viewed online at
     www.ctslink.com.                                          www.ctslink.com.



Calculation Methodology:
Single Month Mortality (SMM):  (Partial and full prepayments + Repurchases) / (Beginning Scheduled Balance - Scheduled
Principal)
Conditional PrePayment Rate (CPR):  1 - ((1 - SMM)^12)
PSA Standard Prepayment Model:  100 * CPR / (0.2 * MIN(30,WAS))
Weighted Average Seasoning (WAS):  sum((Original Term - Remaining Term)*(Current Scheduled Balance/Deal Scheduled Principal
Balance))







                                                  Modifications

                         Beginning         Current
              Loan       Scheduled       Scheduled          Prior        Modified          Prior         Modified
            Number         Balance         Balance           Rate            Rate         Payment         Payment

                                      No Modifications this Period

                                                          Substitutions
                               Loans Repurchased                                         Loans Substituted

                         Current                                                      Current
            Loan       Scheduled       Current          Current          Loan        Scheduled       Current           Current
          Number         Balance          Rate          Payment        Number          Balance          Rate           Payment

                                                No Substitutions this Period

                                         Repurchases

                                     Current
               Loan                Scheduled                 Current                  Current
             Number                  Balance                    Rate                  Payment

                                  No Repurchases this Period


                                       Breaches

                                   Current
               Loan              Scheduled        Current               Current
             Number                Balance           Rate               Payment

                             No Breaches this Period


                     Interest Rate Stratification

                                Summary

            Current     Number of         Outstanding    Percentage of
      Interest Rate         Loans           Scheduled       Balance(%)
           Range(%)                        Balance($)
            < 5.250             0                0.00            0.000
     5.250    5.499             1          418,042.49            0.052
     5.500    5.749             0                0.00            0.000
     5.750    5.999             4        1,997,536.96            0.249
     6.000    6.249             8        4,099,358.28            0.511
     6.250    6.499            13        5,009,666.95            0.625
     6.500    6.749            53       19,375,050.22            2.416
     6.750    6.999           144       52,767,506.41            6.581
     7.000    7.249           224       85,017,848.72           10.602
     7.250    7.499           283      110,597,956.70           13.793
     7.500    7.749           391      150,248,625.27           18.737
     7.750    7.999           429      169,413,544.68           21.127
     8.000    8.249           322      129,928,398.38           16.203
     8.250    8.499           125       53,367,259.85            6.655
     8.500    8.749            23        8,616,309.30            1.075
     8.750    8.999            12        5,671,611.53            0.707
     9.000    9.249             9        3,384,461.20            0.422
     9.250    9.499             1          131,527.99            0.016
     9.500    9.749             3        1,347,741.93            0.168
     9.750    9.999             1          474,369.71            0.059
 >= 10.000                      0                0.00            0.000
              Total         2,046      801,866,816.57          100.000


                                                 SUPPLEMENTAL REPORTING

Closing Date:
February 28, 2007.

Distribution Date:
The 25th day of any month, beginning in the month immediately following the month of the Closing Date, or, if such 25th day is not a Business Day, the Business Day immediately following.

Distribution Account Deposit Date:
The second Business Day prior to each Distribution Date.

Determination Date:
The 15th day (or if such 15th day is not a Business Day, the Business Day immediately preceding such 15th day)
of the month of the Distribution Date.

Record Date:
For any Distribution Date, (i) with respect to the Offered Certificates, the close of business on the Business
Day prior to such Distribution Date and (ii) with respect to the Non-Offered Certificates, the last Business Day of the month preceding the month in which such Distribution Date occurs.

Paying Agent:
The Trustee.

Trustee:
Wells Fargo Bank, National Association, or its successor in interest, or any successor trustee appointed as herein provided.

Sponsor:
EMC, as mortgage loan seller under the Mortgage Loan Purchase Agreement.

EMC:
EMC Mortgage Corporation, and any successor thereto.

Servicer:
As of the Closing Date, EMC Mortgage Corporation and, thereafter, its respective successors in interest that meet the qualifications of this Agreement.

Business Day:
Any day other than (i) a Saturday or a Sunday, or (ii) a day on which the New York Stock Exchange or Federal Reserve is closed or on which banking institutions in any jurisdiction in which the Trustee, the Custodian or the Servicer are authorized or obligated by law or executive order to be closed.

LIBOR Business Day:
Any day other than a Saturday or a Sunday or a day on which banking institutions in the city of London, England are required or authorized by law to be closed.

LIBOR Determination Date:
With respect to each Class of Offered Certificates and the Class B-5 Certificates and for the first Interest Accrual
Period, February 26, 2007. With respect to each Class of Offered Certificates and the Class B-5 Certificates and
any Interest Accrual Period thereafter, the second LIBOR Business Day preceding the commencement of such Interest
Accrual Period.

One-Month LIBOR:
With respect to any Interest Accrual Period, the rate determined by the Trustee on the related LIBOR Determination
Date on the basis of the rate for U.S. dollar deposits for one month that appears on Telerate Screen Page 3750 as of 11:00 a.m. (London time) on such LIBOR Determination Date; provided that the parties hereto acknowledge that One-Month LIBOR for the first Interest Accrual Period shall  be the rate determined by the Trustee two Business
Days prior to the Closing Date. If such rate does not appear on such page (or such other page as may replace that page on that service, or if such service is no longer offered, such other service for displaying One-Month LIBOR or comparable rates as may be reasonably selected by the Trustee), One-Month LIBOR for the applicable Interest
Accrual Period will be the Reference Bank Rate. If no such quotations can be obtained by the Trustee and no Reference
Bank Rate is available, One-Month LIBOR will be One-Month LIBOR applicable to the preceding Interest Accrual Period.
The Trustees determination of One-Month LIBOR for any Interest Accrual Period shall, in the absence of manifest error, be final and binding.

Interest Accrual Period:
For each of the Offered Certificates and the Class B-5 Certificates and for any Distribution Date, the period commencing on the Distribution Date in the month preceding the month in which a Distribution Date occurs (or the
Closing Date, in the case of the first Interest Accrual Period) and ending on the day immediately prior to such
Distribution Date.

Net Deferred Interest:
On any Distribution Date, Deferred Interest on the related Mortgage Loans during the related Due Period net of
Principal Prepayments in full, partial Principal Prepayments, Net Liquidation Proceeds, Repurchase Proceeds and
scheduled principal payments, in that order, included in Available Funds and such Distribution Date and available to be distributed on the Certificates on such Distribution Date. With respect to any Class A Certificate or Class
B Certificate as of any Distribution Date, the Net Deferred Interest will be an amount equal to the product of
(1) the difference, if any between (a) the lesser of (i) the Pass-Through Rate for such Class of Certificates without regard to the Net Rate Cap on such Distribution Date and (ii) the Net Rate Cap on such Distribution Date and (b) the Adjusted Rate Cap for such Distribution Date, (2) the Current Principal Amount of such Certificate immediately prior to such Distribution Date, and (3) the actual number of days in such Interest Accrual Period divided by 360.

Startup Day:
February 28, 2007.

Corridor Counterparty:
ABN AMRO Bank N.V.

